UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jamison Prince Asset Management, Incorporated
         ---------------------------------------------
Address: 825 Third Avenue
         -----------------------------
         New York, NY 10022
         -----------------------------

13F File Number: 28-06759
                 --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles J. Daly
       -------------------
Title: Compliance Officer
       -------------------
Phone: 617.757.7600
       -------------------

             Signature,               Place, and          Date of Signing:

       /s/ Charles J. Daly           New York, NY            8/11/2008
     ------------------------      -----------------      ----------------
            [Signature]              [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                         ---------------------------

Form 13F Information Table Entry Total:              95
                                         ---------------------------

Form 13F Information Table Value Total:            113,777
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

PORTVUE-SEC13F.LRP                                                       PAGE 1

RUN DATE: 07/29/08 10:11 A.M.              JAMISON PRINCE ASSET MANAGEMENT, INC.


                                                DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/08

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
                                                $1,000
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3M COMPANY COM         COMMON   88579Y101            292        4,200         X                      0        4,200            0
A T & T INC (NEW)      COMMON   00206R102          1,915       56,830         X                      0       56,830            0
ACE LTD                COMMON   G0070K103            276        5,010         X                      0        5,010            0
ALCOA INC              COMMON   013817101          2,657       74,600         X                      0       74,600            0
ALTRIA GROUP INC COM   COMMON   02209S103          1,696       82,500         X                      0       82,500            0
AMERICAN EXPRESS CO    COMMON   025816109            338        8,980         X                      0        8,980            0
AMERICAN INTL GROUP I  COMMON   026874107          2,132       80,557         X                      0       80,557            0
AMPHENOL CORP NEW CL   COMMON   032095101          1,151       25,635         X                      0       25,635            0
ANADARKO PETE CORP CO  COMMON   032511107            487        6,500         X                      0        6,500            0
APACHE CORP            COMMON   037411105            469        3,375         X                      0        3,375            0
APPLE, INC             COMMON   037833100            527        3,150         X                      0        3,150            0
AUTOMATIC DATA PROCES  COMMON   053015103            210        5,000         X                      0        5,000            0
BANK OF AMERICA        COMMON   060505104          1,099       46,050         X                      0       46,050            0
BAXTER INTL INC        COMMON   071813109            822       12,850         X                      0       12,850            0
BECTON DICKINSON & CO  COMMON   075887109            585        7,200         X                      0        7,200            0
BERKSHIRE HATHAWAY IN  COMMON   084670207            465          116         X                      0          116            0
BLACKROCK KELSO CAPIT  COMMON   092533108            335       35,432         X                      0       35,432            0
CERNER CORP COM        COMMON   156782104            226        5,000         X                      0        5,000            0
CHEVRONTEXACO CORP     COMMON   166764100          5,520       55,684         X                      0       55,684            0
CHUBB CORP             COMMON   171232101            243        4,951         X                      0        4,951            0
CISCO SYS INC          COMMON   17275R102          1,688       72,550         X                      0       72,550            0
CITIGROUP INC          COMMON   172967101            623       37,163         X                      0       37,163            0
CITIZENS COMMUNICATIO  COMMON   17453B101          1,503      132,500         X                      0      132,500            0
CLARCOR INC COM        COMMON   179895107            214        6,100         X                      0        6,100            0
COCA COLA CO           COMMON   191216100            346        6,650         X                      0        6,650            0
COLGATE PALMOLIVE CO   COMMON   194162103            270        3,900         X                      0        3,900            0
CONOCOPHILLIPS COM     COMMON   20825C104            661        7,000         X                      0        7,000            0
CORNING INC            COMMON   219350105            899       39,000         X                      0       39,000            0
COUNTRYWIDE FINANCIAL  COMMON   222372104            692      162,760         X                      0      162,760            0
CVS CAREMARK CORP      COMMON   126650100          3,801       96,053         X                      0       96,053            0
DRESSER-RAND GROUP IN  COMMON   261608103            313        8,000         X                      0        8,000            0
DU PONT E I DE NEMOUR  COMMON   263534109            313        7,300         X                      0        7,300            0
EMERSON ELEC CO        COMMON   291011104          1,397       28,240         X                      0       28,240            0
EXXON MOBIL CORPORATI  COMMON   30231G102          4,252       48,249         X                      0       48,249            0
GABELLI DIVID & INCOM  COMMON   36242H104            189       10,700         X                      0       10,700            0
GENERAL ELEC CO        COMMON   369604103          3,848      144,155         X                      0      144,155            0
GENERAL MTRS CORP      COMMON   370442105            636       55,300         X                      0       55,300            0
GENERAL MTRS CORP SR   COMMON   370442121            273       21,210         X                      0       21,210            0
HALLIBURTON CO         COMMON   406216101            270        5,080         X                      0        5,080            0
HCP INC                COMMON   40414L109            328       10,300         X                      0       10,300            0
HONEYWELL INTERNATION  COMMON   438516106          1,023       20,350         X                      0       20,350            0
HUGOTON RTY TR TEX UN  COMMON   444717102            696       18,800         X                      0       18,800            0
I B M                  COMMON   459200101          2,356       19,880         X                      0       19,880            0
ILLINOIS TOOL WKS INC  COMMON   452308109          1,866       39,280         X                      0       39,280            0
ING CLARION GLB RE ES  COMMON   44982G104            368       27,727         X                      0       27,727            0


PORTVUE-SEC13F.LRP                                                        PAGE 2

RUN DATE: 07/29/08 10:11 A.M.              JAMISON PRINCE ASSET MANAGEMENT, INC.


                                                 DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/08


        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
INTEL CORP             COMMON   458140100          1,079       50,248          X                       0       50,248            0
ITT INDS INC IND COM   COMMON   450911102            291        4,600          X                       0        4,600            0
J.P. MORGAN CHASE & C  COMMON   46625H100          1,721       50,167          X                       0       50,167            0
JOHNSON CTLS INC       COMMON   478366107            235        8,200          X                       0        8,200            0
JOHNSON & JOHNSON      COMMON   478160104          3,586       55,734          X                       0       55,734            0
JOY GLOBAL INC COM     COMMON   481165108            326        4,300          X                       0        4,300            0
KINDER MORGAN EGY      COMMON   494550106            396        7,100          X                       0        7,100            0
KINDER MORGAN MGMT LL  COMMON   EKE55U103              0      937,832          X                       0      937,832            0
KINDER MORGAN MGMT LL  COMMON   49455U100            231        4,282          X                       0        4,282            0
LAUDER ESTEE COS INC   COMMON   518439104            295        6,350          X                       0        6,350            0
LINCOLN NATL CORP IND  COMMON   534187109            472       10,410          X                       0       10,410            0
L-3 COMMUNICATIONS HL  COMMON   502424104          4,059       44,664          X                       0       44,664            0
MEDTRONIC INC          COMMON   585055106          2,066       39,930          X                       0       39,930            0
METLIFE INC COM        COMMON   59156R108          1,714       32,475          X                       0       32,475            0
METLIFE INC PREFERRED  COMMON   59156R702            574       21,900          X                       0       21,900            0
MICROSOFT CORP         COMMON   594918104          2,469       89,760          X                       0       89,760            0
MORGAN STANLEY DEAN W  COMMON   617446448          1,292       35,818          X                       0       35,818            0
MRS TECHNOLOGY INC CO  COMMON   553476102              4       20,000          X                       0       20,000            0
NABORS INDUSTRIES LTD  COMMON   G6359F103          3,134       63,660          X                       0       63,660            0
NEW YORK CMNTY BANCOR  COMMON   649445103          1,392       78,000          X                       0       78,000            0
NEXEN INC COM          COMMON   65334H102            223        5,600          X                       0        5,600            0
NOKIA CORP             COMMON   654902204          1,287       52,527          X                       0       52,527            0
ORACLE SYS CORP        COMMON   68389X105          1,799       85,650          X                       0       85,650            0
PDL BIOPHARMA INC COM  COMMON   69329Y104            170       16,000          X                       0       16,000            0
PEABODY ENERGY CORP C  COMMON   704549104            238        2,700          X                       0        2,700            0
PEPSICO INC            COMMON   713448108          3,357       52,798          X                       0       52,798            0
PHILIP MORRIS INTL IN  COMMON   718172109          2,645       53,550          X                       0       53,550            0
PROCTER & GAMBLE COMP  COMMON   742718109          1,238       20,359          X                       0       20,359            0
QUEST DIAGNOSTICS INC  COMMON   74834L100          2,286       47,156          X                       0       47,156            0
RAYTHEON CO COM NEW    COMMON   755111507          2,447       43,475          X                       0       43,475            0
SCHERING PLOUGH CORP   COMMON   806605101            637       32,350          X                       0       32,350            0
SCHERING PLOUGH CORP   PREFERR  806605705            862        4,500          X                       0        4,500            0
SCHLUMBERGER           COMMON   806857108          2,835       26,385          X                       0       26,385            0
SOUTHERN CO            COMMON   842587107            251        7,200          X                       0        7,200            0
STAPLES INC            COMMON   855030102          2,520      106,090          X                       0      106,090            0
STATE STR CORP COM     COMMON   857477103          1,171       18,300          X                       0       18,300            0
STERICYCLE INC COM     COMMON   858912108            377        7,300          X                       0        7,300            0
STRYKER CORP           COMMON   863667101            283        4,500          X                       0        4,500            0
SYMANTEC CORP          COMMON   871503108            217       11,200          X                       0       11,200            0
TEVA PHARMACEUTICAL I  COMMON   881624209            422        9,220          X                       0        9,220            0
TIDEWATER INC COM      COMMON   886423102            267        4,100          X                       0        4,100            0
TIME WARNER CABLE INC  COMMON   88732J108            283       10,700          X                       0       10,700            0
TJX COS INC NEW COM    COMMON   872540109          1,503       47,750          X                       0       47,750            0
UNITED TECHNOLOGIES C  COMMON   913017109            420        6,800          X                       0        6,800            0
WACHOVIA GROUP         COMMON   929903102          1,029       66,225          X                       0       66,225            0



PORTVUE-SEC13F.LRP                                                        PAGE 3

RUN DATE: 07/29/08 10:11 A.M.              JAMISON PRINCE ASSET MANAGEMENT, INC.


                                                DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/08


        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
WAL MART STORES INC    COMMON   931142103          2,716       48,334          X                       0       48,334            0
WELLS FARGO & CO NEW   COMMON   949746101          1,047       44,100          X                       0       44,100            0
WHITING PETE CORP NEW  COMMON   966387102          1,496       14,100          X                       0       14,100            0
XEROX CORP             COMMON   984121103            153       11,300          X                       0       11,300            0
XTO ENERGY INC COM     COMMON   98385X106          3,992       58,261          X                       0       58,261            0

     TOTAL